Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 11,903	$ 11,787
Trade accounts receivable, net of allowance for doubtful accounts of $1,004 and $964 as of December 31, 2012 and 2011 respectively	6,049	5,840
Other accounts receivable and prepaid expenses	1,592	1,264
Inventory	196	188
Total current assets	19,740	19,079
Deposits with insurance companies and severance pay funds	3,296	3,069
Property and equipment
Cost	10,062	9,845
Less - accumulated depreciation	9,187	8,836
Property and equipment, net	875	1,009
Other assets
Goodwill, net	9,067	8,998
Other Intangible Assets	1,432	2,367
Total other assets	10,499	11,365
Total assets	34,410	34,522
Current liabilities
Short-term bank credit	1	87
Related parties	150	144
Trade payables	1,169	1,072
Other liabilities and accrued expenses	7,054	8,904
Deferred revenues	2,843	2,403
Total current liabilities	11,217	12,610
Long-term liabilities
Accrued severance pay	4,453	4,135
Long term loan		6
Deferred tax liability	275	639
Total long-term liabilities	4,728	4,780
Contingent liabilities and commitments
Share capital:
Ordinary shares of NIS 0.10 par value (Authorized - 19,950,000 shares, issued and outstanding - 9,948,948 shares at December 31, 2012 and 9,907,948 at December 31, 2011)	313	313
Additional paid-in capital and other capital surplus	18,906	18,999
Accumulated deficit	(24)	(851)
Accumulated comprehensive loss	(6)	(446)
Accumulated other comprehensive income (loss)	19,189	18,015
Treasury stock, at cost; 607,956 shares at December 31, 2012 and 2011	(752)	(752)
Total Cimatron Ltd. shareholders' equity	18,437	17,263
Noncontrolling interest	28	(131)
Total equity	18,465	17,132
Total liabilities and shareholders' equity	$ 34,410	$ 34,522